Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 18, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the four years in the period ended December 31, 2023. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table (“SCT”) for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other Named Executive Officers (“Non-PEO NEOs”).

The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our Non-PEO NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:

						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for George W. M. Maxwell ($)(1)	Compensation Actually Paid to George W. M. Maxwell ($)(1)(3)	Summary Compensation Table Total for Cary M. Bounds ($)(1)	Compensation Actually Paid to Cary M. Bounds ($)(1)(3)	Average Summary Compensation Table Total to Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	TSR ($)	Peer Group TSR(4) ($)	Net Income ($ millions)	Adjusted EBITDAX (5) ($ millions)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	1,976,426	1,952,232	—	—	927,936	922,348	219.40	160.83	60.4	280.4
2022	1,718,252	1,641,635	—	—	830,337	858,442	210.27	154.88	51.9	186.6
2021	657,363	657,363	2,314,678	1,344,158	598,451	821,005	144.59	106.29	81.8	85.8
2020	—	—	1,405,340	1,021,663	567,276	519,663	79.73	63.42	(48.2)	26.6

(1)	The Principal Executive Officer(s) for the indicated years were as follows:

•	2023: George W. M. Maxwell

•	2022: George W. M. Maxwell

•	2021: Cary M. Bounds resigned as the Company’s PEO effective April 18, 2021. George W. M. Maxwell was appointed as the Company’s PEO effective April 19, 2021.

•	2020: Cary M. Bounds.

(2)	The Non-PEO NEOs for the indicated years were as follows:

•	2023: Ronald Y. Bain, Thor Pruckl, Matthew R. Powers, and Jason J. Doornik.

•	2022: Ronald Y. Bain, David A. DesAutels, and Michael G. Silver.

•	2021: Ronald Y. Bain, David A. DesAutels, and Michael G. Silver. Mr. Bain was appointed as the Company’s Chief Financial Officer on June 21, 2021.

•	2020: Elizabeth D. Prochnow, David A. DesAutels, and Michael G. Silver.

(3)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and Non-PEO NEOs in each respective year. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO Summary Compensation Table Totals	2023 Maxwell	2022 Maxwell	2021 Maxwell	2021 Bounds	2020 Bounds
Summary Compensation Table Total:	$1,976,426	$1,718,252	$657,363	$2,314,678	$1,405,340
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(825,002)	(521,502)	0	(857,728)	(524,300)
Fair value at year end of equity awards granted during the year	846,385	444,885	0	878,910	805,249
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(40,501)	0	0	550,113	(237,767)
Change in fair value of equity awards granted in prior years that vested during the year	(17,683)	0	0	888,665	(426,858)
Equity awards granted in prior years that were forfeited during the year	0	0	0	(2,430,480)	0
Dividends or other earnings paid on equity awards during the year	12,607	0	0	0	0
Total Equity Award Related Adjustments	(24,194)	(76,617)	0	(970,520)	(383,677)
Compensation Actually Paid:	$1,952,232	$1,641,635	$657,363	$1,344,158	$1,021,663

Non-PEO NEOs Summary Compensation Table Totals	2023	2022	2021	2020
Average Summary Compensation Table Total:	$927,936	$830,337	$598,451	$567,276
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(217,212)	(233,665)	(127,298)	(121,504)
Fair value at year end of equity awards granted during the year	222,840	202,087	130,441	186,613
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(12,770)	49,371	80,160	(52,305)
Change in fair value of equity awards granted in prior years that vested during the year	(6,594)	164,599	139,250	(60,417)
Equity awards granted in prior years that were forfeited during the year	0	(156,497)	0	0
Dividends or other earnings paid on equity awards during the year	8,148	2,211	0	0
Total Equity Award Related Adjustments	(5,588)	28,106	222,554	(47,613)
Average Compensation Actually Paid	$922,348	$858,442	$821,005	$519,663

(4)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group for purposes of Item 201(e) of Regulation S-K. The following table sets forth information regarding the Company’s current Peer Group TSR and the Company’s prior Peer Group TSR for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. The prior peer group was comprised of: Amplify Energy Corp.; Battalion Oil Corporation; Berry Corporation; HighPeak Energy, Inc.; Kimbell Royalty Partners, LP; Monumental Minerals Corp. Ranger Oil Corporation; Riley Exploration Permian, Inc.; Ring Energy, Inc.; SilverBow Resources, Inc.; W&T Offshore, Inc. The Company opted to use the S&P Oil & Gas Exploration & Production Select Industry Index to allow for continuity of the peer group across years.

	Prior Peer Group TSR	Current Peer Group TSR
2023	$68.05	$160.83
2022	$87.14	$154.88
2021	$59.75	$106.29
2020	$40.02	$63.42

(5) Adjusted EBITDAX is a non-GAAP financial measure and is described under “Non-GAAP Financial Measures.”

Company Selected Measure Name			Adjusted EBITDAX
Named Executive Officers, Footnote
(1)	The Principal Executive Officer(s) for the indicated years were as follows:

•	2023: George W. M. Maxwell

•	2022: George W. M. Maxwell

•	2021: Cary M. Bounds resigned as the Company’s PEO effective April 18, 2021. George W. M. Maxwell was appointed as the Company’s PEO effective April 19, 2021.

•	2020: Cary M. Bounds.

(2)	The Non-PEO NEOs for the indicated years were as follows:

•	2023: Ronald Y. Bain, Thor Pruckl, Matthew R. Powers, and Jason J. Doornik.

•	2022: Ronald Y. Bain, David A. DesAutels, and Michael G. Silver.

•	2021: Ronald Y. Bain, David A. DesAutels, and Michael G. Silver. Mr. Bain was appointed as the Company’s Chief Financial Officer on June 21, 2021.

•	2020: Elizabeth D. Prochnow, David A. DesAutels, and Michael G. Silver.

Peer Group Issuers, Footnote
(4)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group for purposes of Item 201(e) of Regulation S-K. The following table sets forth information regarding the Company’s current Peer Group TSR and the Company’s prior Peer Group TSR for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. The prior peer group was comprised of: Amplify Energy Corp.; Battalion Oil Corporation; Berry Corporation; HighPeak Energy, Inc.; Kimbell Royalty Partners, LP; Monumental Minerals Corp. Ranger Oil Corporation; Riley Exploration Permian, Inc.; Ring Energy, Inc.; SilverBow Resources, Inc.; W&T Offshore, Inc. The Company opted to use the S&P Oil & Gas Exploration & Production Select Industry Index to allow for continuity of the peer group across years.

	Prior Peer Group TSR	Current Peer Group TSR
2023	$68.05	$160.83
2022	$87.14	$154.88
2021	$59.75	$106.29
2020	$40.02	$63.42

Changed Peer Group, Footnote
(4)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group for purposes of Item 201(e) of Regulation S-K. The following table sets forth information regarding the Company’s current Peer Group TSR and the Company’s prior Peer Group TSR for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. The prior peer group was comprised of: Amplify Energy Corp.; Battalion Oil Corporation; Berry Corporation; HighPeak Energy, Inc.; Kimbell Royalty Partners, LP; Monumental Minerals Corp. Ranger Oil Corporation; Riley Exploration Permian, Inc.; Ring Energy, Inc.; SilverBow Resources, Inc.; W&T Offshore, Inc. The Company opted to use the S&P Oil & Gas Exploration & Production Select Industry Index to allow for continuity of the peer group across years.

	Prior Peer Group TSR	Current Peer Group TSR
2023	$68.05	$160.83
2022	$87.14	$154.88
2021	$59.75	$106.29
2020	$40.02	$63.42

Adjustment To PEO Compensation, Footnote
(3)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and Non-PEO NEOs in each respective year. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO Summary Compensation Table Totals	2023 Maxwell	2022 Maxwell	2021 Maxwell	2021 Bounds	2020 Bounds
Summary Compensation Table Total:	$1,976,426	$1,718,252	$657,363	$2,314,678	$1,405,340
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(825,002)	(521,502)	0	(857,728)	(524,300)
Fair value at year end of equity awards granted during the year	846,385	444,885	0	878,910	805,249
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(40,501)	0	0	550,113	(237,767)
Change in fair value of equity awards granted in prior years that vested during the year	(17,683)	0	0	888,665	(426,858)
Equity awards granted in prior years that were forfeited during the year	0	0	0	(2,430,480)	0
Dividends or other earnings paid on equity awards during the year	12,607	0	0	0	0
Total Equity Award Related Adjustments	(24,194)	(76,617)	0	(970,520)	(383,677)
Compensation Actually Paid:	$1,952,232	$1,641,635	$657,363	$1,344,158	$1,021,663

Non-PEO NEO Average Total Compensation Amount			$ 927,936	$ 830,337	$ 598,451	$ 567,276
Non-PEO NEO Average Compensation Actually Paid Amount			$ 922,348	858,442	821,005	519,663
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and Non-PEO NEOs in each respective year. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Non-PEO NEOs Summary Compensation Table Totals	2023	2022	2021	2020
Average Summary Compensation Table Total:	$927,936	$830,337	$598,451	$567,276
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(217,212)	(233,665)	(127,298)	(121,504)
Fair value at year end of equity awards granted during the year	222,840	202,087	130,441	186,613
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(12,770)	49,371	80,160	(52,305)
Change in fair value of equity awards granted in prior years that vested during the year	(6,594)	164,599	139,250	(60,417)
Equity awards granted in prior years that were forfeited during the year	0	(156,497)	0	0
Dividends or other earnings paid on equity awards during the year	8,148	2,211	0	0
Total Equity Award Related Adjustments	(5,588)	28,106	222,554	(47,613)
Average Compensation Actually Paid	$922,348	$858,442	$821,005	$519,663

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Pay and Performance

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy that utilizes a number of short-term and long-term performance measures, not all of which are presented in the table above or graphs below. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following graphs to illustrate the relationships between information presented in the Pay versus Performance table.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income

Relationship Between Pay and Performance

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy that utilizes a number of short-term and long-term performance measures, not all of which are presented in the table above or graphs below. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following graphs to illustrate the relationships between information presented in the Pay versus Performance table.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Net Income over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Pay and Performance

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy that utilizes a number of short-term and long-term performance measures, not all of which are presented in the table above or graphs below. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following graphs to illustrate the relationships between information presented in the Pay versus Performance table.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDAX

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Adjusted EBITDAX over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between Pay and Performance

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy that utilizes a number of short-term and long-term performance measures, not all of which are presented in the table above or graphs below. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following graphs to illustrate the relationships between information presented in the Pay versus Performance table.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List, Table

Most Important Financial Performance Measures for Fiscal Year 2023

The following is an unranked list of the four most important financial performance measures used to link executive compensation actually paid to our NEOs during the fiscal year 2023 with the Company’s performance. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program.

•	Adjusted EBITDAX

•	WI Production (BOEPD)

•	Net Income

•	Revenue

•	Cash flow from operations

Total Shareholder Return Amount			$ 219.4	210.27	144.59	79.73
Peer Group Total Shareholder Return Amount			160.83	154.88	106.29	63.42
Net Income (Loss)			$ 60,400,000	$ 51,900,000	$ 81,800,000	$ (48,200,000)
Company Selected Measure Amount			280,400,000	186,600,000	85,800,000	26,600,000
PEO Name	Cary M. Bounds	George W. M. Maxwell	George W. M. Maxwell	George W. M. Maxwell		Cary M. Bounds
Prior Peer Group Total Shareholder Return Amount			$ 68.05	$ 87.14	$ 59.75	$ 40.02
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDAX
Non-GAAP Measure Description			(5) Adjusted EBITDAX is a non-GAAP financial measure and is described under “Non-GAAP Financial Measures.”
Measure:: 2
Pay vs Performance Disclosure
Name			WI Production (BOEPD)
Measure:: 3
Pay vs Performance Disclosure
Name			Net Income
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Cash flow from operations
George W. M. Maxwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,976,426	1,718,252	657,363	0
PEO Actually Paid Compensation Amount			1,952,232	1,641,635	657,363	0
Cary M. Bounds [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	2,314,678	1,405,340
PEO Actually Paid Compensation Amount			0	0	1,344,158	1,021,663
PEO | George W. M. Maxwell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,194)	(76,617)	0
PEO | George W. M. Maxwell [Member] | Fair Value of Equity Awards Granted During the Year from the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(825,002)	(521,502)	0
PEO | George W. M. Maxwell [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			846,385	444,885	0
PEO | George W. M. Maxwell [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,501)	0	0
PEO | George W. M. Maxwell [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,683)	0	0
PEO | George W. M. Maxwell [Member] | Equity Awards Granted in Prior Years that Were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | George W. M. Maxwell [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,607	0	0
PEO | Cary M. Bounds [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(970,520)	(383,677)
PEO | Cary M. Bounds [Member] | Fair Value of Equity Awards Granted During the Year from the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(857,728)	(524,300)
PEO | Cary M. Bounds [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					878,910	805,249
PEO | Cary M. Bounds [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					550,113	(237,767)
PEO | Cary M. Bounds [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					888,665	(426,858)
PEO | Cary M. Bounds [Member] | Equity Awards Granted in Prior Years that Were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,430,480)	0
PEO | Cary M. Bounds [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,588)	28,106	222,554	(47,613)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year from the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(217,212)	(233,665)	(127,298)	(121,504)
Non-PEO NEO | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			222,840	202,087	130,441	186,613
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,770)	49,371	80,160	(52,305)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,594)	164,599	139,250	(60,417)
Non-PEO NEO | Equity Awards Granted in Prior Years that Were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(156,497)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 8,148	$ 2,211	$ 0	$ 0